Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 456	€ 149	€ (390)
Movement in foreign currency translation and net foreign investment hedging reserves	(1,015)	301	512
Disposal of a business	(7)	(1)	36
Tax effect	(7)	(5)	(20)
Equity movements of joint ventures	12	8	8
Equity movements of associates	7	4	2
Other	1
Ending balance	(553)	456	149
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	799	499	(80)
Movement in foreign currency translation and net foreign investment hedging reserves	(1,209)	311	561
Disposal of a business	(5)	(1)	50
Tax effect	12	(10)	(32)
Ending balance	(402)	799	499
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(374)	(370)	(321)
Movement in foreign currency translation and net foreign investment hedging reserves	195	(10)	(46)
Disposal of a business	0		(14)
Tax effect	(19)	5	12
Ending balance	(199)	(374)	(370)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	31	19	11
Movement in foreign currency translation and net foreign investment hedging reserves			(3)
Disposal of a business	(2)
Equity movements of joint ventures	12	8	8
Equity movements of associates	7	4	2
Other	1
Ending balance	€ 48	€ 31	€ 19